13FCONP
5/15/07

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SEC USE ONLY

CONFIDENTIAL TREATMENT EXPIRED

Goldman Sachs & Co.
Confidential Treatment
Requested

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
FEB 15 2007
OFFICE OF THE SECRETARY

FORM 13F

FORM 13F Cover Page

Information for which Goldman, Sachs & Co. has requested Confidential Treatment was omitted from our 13F filing as of February 14, 2007, and is hereby being filed separately with the Commission

Report for the Calendar Year or Quarter Ended December 31, 2006

If amended report check here: |_| Amendment Number: _

This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.

Goldman Sachs Group, Inc. (The)

Name of Institutional Investment Manager

85 Broad St.	New York	NY	10004
Business Address (Street)	(City)	(State)	(Zip)

13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Lauren LoParo	Vice President, Beneficial Ownership Group	(212) 357-5810
Name	(Title)	(Phone)

(Manual Signature of Person Duly Authorized to Submit This Report)

New York NY, February 8, 2007

(Place and Date of Signing)

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

07055390

Form 13F Information Table Value Total: $ 532,819.25 (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

	13F File No.:	Name:
2.	28-00687	Goldman, Sachs & Co.

FORM 13F

INFORMATION TABLE

PAGE 1

<TABLE>
<CAPTION>

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	FAIR MARKET VALUE (x$1000)	SHARES OR PRINCIPAL AMOUNT	SH/ PRN (A)	Put/ CLL (B)	Inv Dscr (C)	Other Mana-gers	SOLE (A)	SHARED (B)	NONE (C)
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
DEVELOPERS DIVERSIFIED RLTY CORP	CMN	251591103	532,819.25	8,464,166	SH		SH-DEF	2	8,464,166	0	0

</TABLE>

END